Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Schedule of reconciliation of intangible assets

(in thousands USD)	Note	Customer contracts	Other intangible assets	Total intangible assets	Goodwill
At January 1, 2025
Cost	-	17,104	5,807	22,911	—
Depreciation	-	(4,025)	(2,699)	(6,724)	—
Net carrying amount		13,079	3,108	16,187	—

Acquisitions	-	1,343	—	1,343	—
Acquisitions through business combinations	24	396	—	396	172,350
Depreciation charges	-	(788)	(814)	(1,602)	—
Translation differences	-	—	351	351	—
Balance at June 30, 2025		14,030	2,645	16,675	172,350

At June 30, 2025
Cost	-	18,843	6,498	25,341	172,350
Depreciation & impairment losses	-	(4,813)	(3,853)	(8,666)	—
Net carrying amount		14,030	2,645	16,675	172,350